Transactions with Affiliates (Narrative) (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Related Party Transaction [Line Items]
Interest Expense, Long-term Debt-affiliated		$ 31.0	$ 61.6
Allowance for Funds Used During Construction, Capitalized Interest		2.4	$ 2.7
Short-term Debt, Weighted Average Interest Rate			0.70%		1.21%
Interest Expense, Short-term Borrowings-affiliated		0.7	$ 3.1
Accounts receivable	$ 0.0	0.0	180.0
Default Provision Floor	50.0	50.0
Short-term borrowings-affiliated	0.0	0.0	252.5
Repayments of Related Party Debt		1,087.3
Distribution to Parent		1,450.0	0.0
Transportation and Storage Services
Related Party Transaction [Line Items]
Accounts receivable			34.5
Predecessor
Related Party Transaction [Line Items]
Interest Expense, Long-term Debt-affiliated				$ 40.6
Allowance for Funds Used During Construction, Capitalized Interest				6.8
Interest Expense, Short-term Borrowings-affiliated				4.1
Distribution to Parent				$ 123.0
Money Pool
Related Party Transaction [Line Items]
Accounts receivable			$ 145.5
Line of Credit Facility, Maximum Borrowing Capacity	750.0	750.0
Revolving Credit Facility
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	1,500.0	$ 1,500.0
Columbia OpCo
Related Party Transaction [Line Items]
Reimbursement of Preformation Capital	$ 500.0